Inventory - Write-off (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventory
Inventory written off		$ 4,959
Gain on inventory coverage	$ 371	$ 3,774